Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Jensen Quality Value Fund (the “Fund”)
A series of Trust for Professional Managers

Supplement dated March 5, 2021 to the
Class J Shares and Class I Shares Prospectus
and the Class Y Shares Prospectus (together, the “Prospectuses), each dated September 30, 2020
_____________________________________________________________________________________

This supplement makes the following amendments to the Prospectuses dated September 30, 2020.

The following table under the Summary Section – “Management - Portfolio Managers” on page 5 of the Prospectuses is amended to reflect two new, additional portfolio managers for the Fund:

Portfolio Manager	Years of Service with the Fund	Primary Title
Eric H. Schoenstein	Since 2010	Vice President and Managing Director
Kurt M. Havnaer	Since 2010	Portfolio Manager
Adam D. Calamar	Since 2013	Portfolio Manager
Tyra S. Pratt	Since 2021	Portfolio Manager
Jorge E. Rivas	Since 2021	Portfolio Manager

The following paragraph is added as the fifth paragraph under the “Principal Investment Strategies – Investment Process” sub-section on page 7 of the Class J Shares and Class I Shares Prospectus and page 6 of the Class Y Shares Prospectus:

“In its determination of which companies qualify for purchase by the Fund, the Adviser also assesses a company's competitive, regulatory, and environmental, social and governance ("ESG") risks to assess whether company management has, in the opinion of the Adviser, adequately managed the impact of those risks to mitigate business risk and enhance shareholder value. The Adviser does not make portfolio purchase or sale decisions solely based on its evaluation of ESG factors.”

The following paragraphs are added on page 13 of the Class J Shares and Class I Shares Prospectus and page 12 of the Class Y Shares Prospectus, within the section “Management of the Fund – Portfolio Managers””

“Tyra S. Pratt serves as a portfolio manager, participates in investment decision-making, and has responsibilities for investment research. Ms. Pratt, CFA, Portfolio Manager, has been employed by the Adviser since July 2017, previously holding the position of Business Analyst through January 2021, and has 10 years of experience in the investment management industry. Ms. Pratt was previously employed by CTC | myCFO. She has been a member of the investment team since 2017.

Jorge E. Rivas serves as a portfolio manager, participates in investment decision-making, and has responsibilities for investment research. Mr. Rivas, CFA, has been employed by the Adviser since June 2017 previously holding the position of Business Analyst through January 2021 and has over 9 years of experience in the investment management industry. Mr. Rivas was previously employed at Craig-Hallum Capital Group. He has been a member of the investment team since June 2017.”

Please retain this supplement with your Prospectus

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Jensen Quality Value Fund (the “Fund”)
A series of Trust for Professional Managers

Supplement dated March 5, 2021 to the
Statement of Additional Information (“SAI”)
dated September 30, 2020
_____________________________________________________________________________________

This supplement makes the following amendments to the Fund’s SAI dated September 30, 2020.

The following table within the section “Management of the Fund - Portfolio Managers” on page 13 of the SAI is amended to add two new, additional portfolio managers for the Fund:

Category of Accounts	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)

Tyra S. Pratt(1)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Jorge E. Rivas(1)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

(1)    Assets and amounts for Ms. Pratt and Mr. Rivas are as of January 31, 2021.

The following table within the section “Management of the Fund - Portfolio Managers” on page 14 of the SAI is amended as follows:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund(1)
Eric H. Schoenstein	$100,001-$500,000
Adam D. Calamar	$100,001-$500,000
Kurt M. Havnaer	$10,001-$50,000
Tyra S. Pratt	$10,001-$50,000
Jorge E. Rivas	$10,001-$50,000

(1)    The dollar range shown above includes Fund shares beneficially owned by the investment team member’s account in the Adviser’s Profit Sharing Plan.
(2)    Assets and amounts for Ms. Pratt and Mr. Rivas are as of January 31, 2021.

Please retain this supplement with your SAI